Customers' refundable fees (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement In Customers Refundable Fees
Balance at the beginning of the year	¥ 30,997	¥ 36,074	¥ 44,916
Cash received from customers	42,298	43,527	55,403
Cash refunded to customers	(46,554)	(35,374)	(26,329)
Revenue (recognized) reversed	4,006	(13,230)	(37,916)
Balance at the end of the year	¥ 30,747	¥ 30,997	¥ 36,074